Current and future income taxes - future tax assets (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Deferred Tax Assets [Line Items]
Non-capital losses carried forward	$ 1,822,341	$ 323,910
Financing costs	4,115	4,302
Scientific research and development	121,490	11,193
Future tax assets, gross	1,947,946	339,405
Valuation allowance	(1,947,946)	(339,405)
Net future tax assets